Wakefield Alternative Series Trust
700 17th Street, Suite 1550
Denver, CO 80202

November 2, 2016
U.S. Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Re: Wakefield Alternative Series Trust (the "Trust")

File Nos.:	333-177169
811-22612

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, do not differ from those filed electronically in the Post-Effective Amendment No. 13 on October 28, 2016.

Sincerely,

/s/ Patrick F. Hart III
Patrick F. Hart III
President